Related Party Transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Related Party Transactions
Advances on account of the vessels' operating expenses	$ 20,084		$ 17,970
Due to executive officers shown under accounts payable	600		600
Manager
Related Party Transactions
Management fees incurred shown under General and administrative expenses	8,300	$ 8,300
Management commissions incurred shown under Voyage expenses	2,700	$ 2,500
Advances on account of the vessels' operating expenses	$ 20,100		$ 18,000